Annual Operating Expenses {- Franklin K2 Long Short Credit Fund} - Franklin K2 Long Short Credit Fund-11 - Franklin K2 Long Short Credit Fund	Oct. 01, 2020
Class A
Operating Expenses:
Management fees	1.60%	[1]
Distribution and service (12b-1) fees	0.25%	[2]
Other expenses of the Fund	0.55%
Dividend expense and security borrowing fees for securities sold short	0.39%	[3]
Acquired fund fees and expenses	0.03%	[4]
Total annual Fund operating expenses	2.82%	[1],[3],[4]
Fee waiver and/or expense reimbursement	(0.50%)	[5],[6]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	2.32%	[3],[4],[5],[6]
Class C
Operating Expenses:
Management fees	1.60%	[1]
Distribution and service (12b-1) fees	1.00%
Other expenses of the Fund	0.55%
Dividend expense and security borrowing fees for securities sold short	0.39%	[3]
Acquired fund fees and expenses	0.03%	[4]
Total annual Fund operating expenses	3.57%	[1],[3],[4]
Fee waiver and/or expense reimbursement	(0.50%)	[5],[6]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	3.07%	[3],[4],[5],[6]
Class R
Operating Expenses:
Management fees	1.60%	[1]
Distribution and service (12b-1) fees	0.50%
Other expenses of the Fund	0.55%
Dividend expense and security borrowing fees for securities sold short	0.39%	[3]
Acquired fund fees and expenses	0.03%	[4]
Total annual Fund operating expenses	3.07%	[1],[3],[4]
Fee waiver and/or expense reimbursement	(0.50%)	[5],[6]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	2.57%	[3],[4],[5],[6]
Class R6
Operating Expenses:
Management fees	1.60%	[1]
Distribution and service (12b-1) fees	none
Other expenses of the Fund	0.54%
Dividend expense and security borrowing fees for securities sold short	0.39%	[3]
Acquired fund fees and expenses	0.03%	[4]
Total annual Fund operating expenses	2.56%	[1],[3],[4]
Fee waiver and/or expense reimbursement	(0.57%)	[5],[6]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.99%	[3],[4],[5],[6]
Advisor Class
Operating Expenses:
Management fees	1.60%	[1]
Distribution and service (12b-1) fees	none
Other expenses of the Fund	0.55%
Dividend expense and security borrowing fees for securities sold short	0.39%	[3]
Acquired fund fees and expenses	0.03%	[4]
Total annual Fund operating expenses	2.57%	[1],[3],[4]
Fee waiver and/or expense reimbursement	(0.50%)	[5],[6]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	2.07%	[3],[4],[5],[6]

[1]

1. Management fees of the Fund have been restated to reflect current fiscal year fees as a result of a decrease in the Fund’s contractual management fee rate effective on March 1, 2020. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

[2]

2. Class A distribution and service (12b-1) fees have been restated to reflect the maximum annual rate approved by the board of trustees for the current fiscal year. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights due to a timing difference between the end of the 12b-1 plan year and the Fund’s fiscal year end.

[3]

3. Dividend expense and security borrowing fees for securities sold short have been restated for the current fiscal year to reflect the Fund’s increased use of short positions through derivatives rather than short sales. If the dividend expense and security borrowing fees for securities sold short were not restated, such fees would be 0.58%, and the Fund’s total annual fund operating expenses and total annual fund operating expenses after fee waivers and/or expense reimbursements would be 3.01% and 2.51% for Class A, 3.76% and 3.26% for Class C, 3.26% and 2.76% for Class R, 2.75% and 2.18% for Class R6 and 2.76% and 2.26% for Advisor Class, respectively.

[4]

3. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[5]

4. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until September 30, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

[6]

5. The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees; acquired fund fees and expenses; expenses related to securities sold short; and certain nonroutine expenses) for each class of the Fund do not exceed 1.65% until September 30, 2021. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the fee waiver and expense limitation.